UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock
California Tax-Free Income Fund

Semiannual Report
2.28.07

CEO corner

TABLE OF CONTENTS

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 8

Notes to financial
statements
page 2 4

For more information
page 3 2

To Our Shareholders,

The U.S. financial markets turned in strong results over the last six months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 8.93% for the six months ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last six months, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The latest events could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes. In pursuing this goal, the Fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and California personal income tax.

Over the last six months

►Municipal bonds posted positive results, although they lagged the performance of the broad taxable bond market.

►The Fund’s return surpassed its peer group average and benchmark index.

►Lower-grade bonds were the best performers in the portfolio, while higher-quality bonds lagged.

John Hancock California Tax-Free Income Fund
Fund performance for the six months ended February 28, 2007.

Top 10 holdings
Santa Ana Financing Auth, 7-1-24, 6.250%	3.7%

San Francisco, City of, 7-1-31, 5.000%	3.3%

San Bernardino, County of, 8-1-17, 5.500%	2.8%

Puerto Rico Aqueduct & Sewer Auth, 7-1-11, 8.022%	2.6%

California, State of, 3-1-16, 7.008%	2.2%

Puerto Rico, Commonwealth of, 7-1-15, 6.500%	2.1%

Santa Clara County Financing Auth, 5-15-17, 5.500%	1.9%

New Haven Unified School District, 8-1-22, Zero	1.9%

California, State of, 4-1-29, 4.750%	1.8%

San Deigo Unified School District, 7-1-28, 5.250%	1.7%

As a percentage of net assets on February 28, 2007.

Managers’ report

John Hancock
California Tax-Free Income Fund

Municipal bonds gained ground for the six months ended February 28, 2007, although they trailed the taxable bond market. The Lehman Brothers Municipal Bond Index returned 2.89%, while the Lehman Brothers Aggregate Bond Index — a broad measure of the taxable bond market — returned 3.66% .

The modest gains in the municipal bond market masked an increase in volatility during the six-month period as investors reacted to changing economic conditions. Since the beginning of 2006, the U.S. economy has gradually slowed, led by a noteworthy decline in the housing market. However, sporadic signs of economic resiliency created some uncertainty regarding the underlying strength of the economy. As a result, economic reports over the last few months of the period had a magnified effect, causing greater fluctuations in the municipal bond market.

Inflation remained generally under control during the period, thanks largely to a 10% decline in energy prices. The combination of slowing economic growth and benign inflation led the Federal Reserve to hold short-term interest rates steady throughout the six-month period, after raising rates 17 times between June 2004 and June 2006. Consequently, the municipal yield curve remained flat, with short- and long-term bond yields nearly equal.

Municipal bond issuance, which had been relatively low for much of 2006, rose sharply in late 2006 and early 2007. Nonetheless, the

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Land-development	▲	Mostly unrated securities that held up well in the face of a weak
bonds		housing market
Tobacco bonds	▲	Demand for yield provided a lift
Shorter-term bonds	▼	Steady interest rate policy from the Fed led to underperformance relative to longer-term bonds

Portfolio Managers, MFC Global Investment Management (U.S.) LLC
Dianne Sales, CFA, and Frank A. Lucibella, CFA

increase in supply had little impact on municipal bond performance as strong investor demand helped absorb the new issues.

California credit environment

Stability was the theme for California and the state’s credit quality. Governor Arnold Schwarzenegger was re-elected to a second term in November 2006, and the economy remained healthy, sustaining the state’s solid tax revenues. Although California has made some notable progress toward erasing the debt incurred during the 2001 downturn, the state still faces some structural budgetary imbalances that need to be corrected. With a Republican governor and a Democratic legislature, these budget negotiations will likely be difficult.

“The modest gains in the
municipal bond market
masked an increase in volatility
during the six-month period as
investors reacted to changing
economic conditions.,,

Fund performance

For the six months ended February 28, 2007, John Hancock California Tax-Free Income Fund’s Class A, Class B and Class C shares posted total returns of 2.90%, 2.46% and 2.46%, respectively, at net asset value. By comparison, the average return of Morningstar’s Muni California Long Fund category was 2.75% 1 and the Lehman Brothers Municipal Bond Index returned 2.89% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

California Tax-Free Income Fund

SECTOR DISTRIBUTION[2]
General obligation
bonds	18%
Revenue bonds
Transportation	10%
Special tax	8%
Correctional facilities	8%
Health	7%
Water & sewer	6%
Tobacco	6%
Leasing contracts	4%
Tax allocation	3%
Education	3%
Housing	2%
Economic development	2%
Pollution	1%
All other	21%

Yield sings

The best-performing segments of the Fund were lower-quality bonds, reflecting the impact of coupon income on municipal bond performance during the period. The bulk of the return in the municipal market came from interest income, allowing higher-yielding securities to produce the best returns. In addition, strong demand for yield in a relatively low interest rate environment contributed to the outperformance of higher-yielding bonds.

The Fund’s land-development bonds performed well despite pronounced weakness in the housing sector. We have been very careful and selective about adding new holdings in this area because of the slumping housing market and the subsequent bankruptcies of several subprime mortgage lenders. Most land-based bonds we own are backed by seasoned projects that are already well developed and, therefore, less vulnerable to any downturn in the housing market.

Other high-yielding segments of the portfolio that outperformed during the six-month period included transportation bonds and tobacco-related bonds. The portfolio’s transportation bonds finance projects ranging from toll road construction to rapid transit systems. The tobacco bonds are backed by the proceeds from a legal settlement between the major tobacco companies and the state of California (as well as 45 other states).

We also benefited from our exposure to private higher education bonds. In particular, we found pockets of opportunity among lower-quality education bonds — mostly rated A and BBB — that were among the better performers in the portfolio during the six-month period.

Pre-refundings

Several Fund holdings were pre-refunded during the period. In a pre-refunding, a municipality issues new bonds and invests the proceeds in Treasury securities until they are needed to pay off the older bonds. The Treasury-bond backing typically enhances the credit quality of the old bonds, which in turn has a positive impact on their value. Some of the portfolio’s correctional facility bonds were pre-refunded during the period, boosting their overall performance.

California Tax-Free Income Fund

Timing is everything

Another factor that added value to Fund performance was timely adjustments to the interest rate sensitivity of the portfolio. For example, we increased the portfolio’s cash position ahead of the municipal market’s decline in late 2006, which helped mitigate the impact on portfolio performance. In early 2007, we re-established some positions in longer-term securities, increasing the portfolio’s interest rate sensitivity, and this paid off as the municipal market rallied in February.

“The best-performing segments
of the Fund were lower-quality
bonds, reflecting the impact of
coupon income on municipal
bond performance during
the period.,,

Outlook

The U.S. economy has held up better than expected, though further slowing is likely. In general, however, we expect municipal credit quality and tax revenues in California to remain fairly stable over the next six months. Although new municipal bond issuance in 2007 is expected to be in line with last year’s issuance levels, the state of California recently approved $45 billion in general obligation debt to be issued over the next several years. The magnitude of this new issuance, which will be used to fund infrastructure improvements, may have an impact on the California municipal market.

With regard to the Fund, we intend to maintain our focus on producing an above-average level of tax-free income through a diversified portfolio of California municipal bonds.

This commentary reflects the views of the portfolio managers through of Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on February 28, 2007.

California Tax-Free Income Fund

A look at performance

For the periods ending February 28, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-28-07

A	12-29-89	0.24%	3.89%	4.92%	—	–1.78%	0.24%	21.04%	61.68%	—	3.78%

B	12-31-91	–0.89	3.63	4.74	—	–2.54	–0.89	19.53	58.97	—	3.12

C	4-1-99	3.11	3.98	—	3.86%	1.46	3.11	21.53	—	34.93%	3.11

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

California Tax-Free Income Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in California Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	2-28-97	$15,897	$15,897	$17,490

C1	4-1-99	13,493	13,493	15,077

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

California Tax-Free Income Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,029.00	$4.16

Class B	1,000.00	1,024.60	8.40

Class C	1,000.00	1,024.60	8.40

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

California Tax-Free Income Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,021.10	$4.14

Class B	1,000.00	1,016.90	8.37

Class C	1,000.00	1,016.90	8.37

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.82%, 1.67% and 1.67% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-28-07 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.90%					$335,265,035
(Cost $308,065,087)
California 88.92%					301,443,037

ABAG Finance Auth for
Nonprofit Corps,
Rev San Diego Hosp Assn Ser 2001A	6.125%	08-15-20	BBB+	$2,000	2,170,280

Adelanto Public Financing Auth,
Rev Ref Asset Backed Bond	4.450	09-15-15	BB	1,210	1,212,359

Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)	9.047	07-16-23	AAA	2,000	2,121,200

Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp
Proj Ser 1997C	Zero	09-01-18	AAA	3,000	1,869,930

Antioch Public Financing Auth,
Rev Ref Reassessment Sub
Ser 1998B (G)	5.850	09-02-15	BB+	1,375	1,442,856

Belmont Community Facilities District,
Rev Special Tax Dist No. 2000 1
Library Proj Ser 2004A	5.750	08-01-24	Aaa	1,000	1,216,640

California County Tobacco
Securitization Agency,
Rev Asset Backed Bond Fresno
County Fdg Corp	6.000	06-01-35	BBB	1,765	1,878,348
Rev Asset Backed Bond Kern County
Corp Ser 2002A	6.125	06-01-43	BBB	5,000	5,350,700
Rev Asset Backed Bond Los Angeles
County (Step Coupon 5.250%,
12-01-10) (O)	Zero	06-01-21	Baa3	5,000	4,418,500
Rev Asset Backed Bond Sanislaus
Fdg Ser 2002A	5.500	06-01-33	Baa3	1,000	1,041,020

California Department of
Water Resources,
Rev Pwr Supply Ser 2002A	5.375	05-01-21	A–	4,000	4,373,480

California Educational Facilities Auth,
Rev College & Univ Proj	5.000	02-01-26	Baa3	3,500	3,652,985
Rev Ref Pooled College & Univ
Financing Ser 1993B	6.125	06-01-09	Baa2	15	15,030
Rev Ref Woodbury Univ	5.000	01-01-30	BBB–	2,000	2,068,020
Rev Univ of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,545,782

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

California Health Facilities Financing Auth,
Rev Catholic Healthcare West
Ser 2004G	5.250%	07-01-23	A	$1,000	$1,065,040
Rev Kaiser Permanente Ser 2006A	5.250	04-01-39	A+	2,500	2,673,000
Rev Ref Cedars Sinai Med Ctr	5.000	11-15-34	A2	2,000	2,090,360
Rev Ref Insd Hlth Facil-Small
Facil Ser 1994B	7.500	04-01-22	A+	525	526,559

California Infrastructure &
Economic Development Bank,
Rev J David Gladstone Inst Proj	5.250	10-01-34	A–	1,000	1,051,660
Rev Kaiser Hosp Asst I LLC
Ser 2001A	5.550	08-01-31	A+	3,000	3,194,970

California Municipal Finance Auth,
Rev Ref Amern Heritage Education
Foundation Proj Ser 2006A	5.250	06-01-26	BBB–	1,000	1,056,980

California Pollution Control
Financing Auth,
Rev Poll Control Pacific Gas &
Electric Ser 1996A	5.350	12-01-16	AAA	1,000	1,071,390
Rev Solid Waste Disposal Keller
Canyon Landfill Co Proj	6.875	11-01-27	BB–	2,000	2,012,100
Rev Waste Mgmt Inc Proj Ser 2005C	5.125	11-01-23	BBB	2,000	2,111,280

California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004B	5.000	07-01-23	AA+	2,000	2,038,360

California State Public Works Board,
Rev Lease Dept of Corrections
Ser 2003C	5.500	06-01-18	A	5,000	5,522,800
Rev Ref Lease Dept of Corrections
State Prisons Ser 1993A	5.000	12-01-19	AAA	5,000	5,473,850
Rev Ref Lease Various Univ of
Calif Projs Ser 1993A	5.500	06-01-21	AA–	1,250	1,251,137

California State University,
Rev Ref Systemwide Ser 2005C	5.000	11-01-38	AAA	5,000	5,344,250

California Statewide Communities
Develop Auth,
Ref Rev Cert of Part Univ Corp
Calif State Univ	6.000	04-01-26	AAA	1,620	1,639,165
Rev Ref Sr Living Presbyterian
Homes Ser 2006A	4.875	11-15-36	BBB+	2,000	2,039,420

California Statewide Financing Auth,
Rev Tobacco Settlement Asset
Backed Bond 2002A	6.000	05-01-37	Baa3	2,500	2,658,650
Rev Tobacco Settlement Asset
Backed Bond 2002B	6.000	05-01-37	Baa3	4,000	4,253,840

California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,146,600
Gen Oblig Unltd	5.125	11-01-24	A+	3,500	3,739,050
Gen Oblig Unltd (P)	3.450	05-01-34	AA+	975	975,000
Gen Oblig Unltd Ref (P)	7.008	03-01-16	AAA	6,255	7,293,830
Gen Oblig Unltd Ref	5.000	06-01-34	A+	2,000	2,111,660
Gen Oblig Unltd Ref	4.750	04-01-29	AAA	6,000	6,103,260

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

Interest		Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)	6.000%	09-01-33	BB	$750	$801,090
Rev Spec Tax Cmty Facil Dist No. 90 2 (G)	5.875	09-01-23	BB	500	535,215
Rev Spec Tax Cmty Facil Dist No. 92 1 (G)	7.100	09-01-21	AA	1,950	2,022,735
Rev Spec Tax Cmty Facil Dist No. 98 2 (G)	5.750	09-01-29	AA	2,470	2,644,110

Carson, City of,
Rev Spec Assessment Imp Bond Act
of 1915 Dist No. 2001 1 (G)	6.375	09-02-31	AA	1,375	1,416,635

Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C	Zero	09-01-16	AAA	2,145	1,466,837

Chula Vista Industrial
Development Agency,
Rev San Diego Gas Ser 2005D	5.000	12-01-27	A+	1,500	1,592,235
Rev Ref Tax Alloc Bayfront Ser 2006B (G)	5.250	10-01-27	BB+	1,250	1,278,987

Contra Costa County Public
Financing Auth,
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	3,000	3,088,800

Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)	5.875	09-01-23	BB+	1,300	1,347,970

Eastern Municipal Water District,
Rev Water & Sewer Ctfs Partn
Ser 2006A	5.000	07-01-32	AAA	2,965	3,178,539

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	6,615	2,421,818
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	30,000	5,598,900

Fresno Joint Powers
Financing Auth,
Rev Ref Ser 1994A	6.550	09-02-12	BBB+	800	801,624

Fresno, City of,
Rev Swr Ser A 1	5.250	09-01-19	AAA	1,000	1,124,680

Fullerton Community Facilities
District,
Rev Spec Tax Amerige Heights Dist
No. 1 (G)	6.200	09-01-32	BB	1,000	1,070,250

Golden State Tobacco
Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	BBB	3,000	3,359,130
Rev Asset Backed Bond Ser 2003B	5.500	06-01-43	AAA	5,000	5,495,450

Inglewood Unified School District
Facilities Financing Auth,
Rev Ref Ser 2007	5.250	10-15-26	AAA	5,000	5,844,200

Irvine, City of,
Rev Meadows Mobile Home Park
Ser 1998A (G)	5.700	03-01-28	BBB–	3,975	4,102,836

Laguna Salada Union School
District,
Gen Oblig Unltd Ser 2000C	Zero	08-01-26	AAA	1,000	443,480

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Lancaster School District,
Rev Ref Cert of Part Cap Apprec	Zero	04-01-19	AAA	$1,730	$1,049,072
Rev Ref Cert of Part Cap Apprec	Zero	04-01-22	AAA	1,380	732,628

Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No.
2 Montecito Ranch (G)	6.125%	09-01-27	BB	1,200	1,276,452

Long Beach, City of,
Rev Ref Harbor Ser 1998A	6.000	05-15-18	AAA	2,660	3,123,611
Rev Spec Tax Cmty Facil Dist No.
6 Pike (G)	6.250	10-01-26	BB–	2,500	2,679,600

Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades
Business Park Proj (G)	6.400	09-01-22	BB+	655	673,491

Los Angeles Community
Redevelopment Financing Auth,
Rev Multi Family Grand Central
Square Ser 1993A	5.850	12-01-26	BBB–	2,000	2,019,000

Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997
Ser 2002E	5.500	07-01-17	AAA	1,500	1,640,340

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	2,500	2,595,100

Modesto, City of,
Rev Spec Tax Cmnty Facs Dist No.
04-1 2 (G)	5.100	09-01-26	BB	2,000	2,042,300

New Haven Unified School District,
Gen Oblig Unltd Cap Apprec
Ser 1998B	Zero	08-01-22	AAA	14,200	6,303,806

Newport Beach, City of,
Rev Hoag Mem Presbyterian
Hosp (P)	3.490	10-01-22	AA	1,000	1,000,000

Northern California
Transmission Agency,
Rev Ref Calif-Oregon Transm Proj
Ser 1990A	7.000	05-01-13	AAA	100	114,937

Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj	5.000	02-01-17	AAA	2,045	2,067,720

Orange, County of,
Rev Ref Spec Assessment Imp Bond
Act 1915 Ltd Oblig Dist No. 01-1 (G)	5.000	09-02-26	BB	500	512,550
Rev Spec Assessment Imp Bond Act
1915 Ltd Oblig (G)	5.750	09-02-33	BB	1,570	1,624,055
Rev Spec Tax Cmty Facil Dist No. 1
Ladera Ranch Ser 2000A (G)	6.250	08-15-30	AA	1,000	1,038,310

Oxnard, City of,
Rev Special Tax District No. 3 —
Seabridge (G)	5.000	09-01-35	BB	1,500	1,517,775

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B	Zero	09-01-25	AAA	$4,735	$2,154,520

Pasadena, City of,
Cert of Part Ref Old Pasadena
Parking Facil Proj	6.250%	01-01-18	AA	985	1,116,901

Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1
Pkwy Business Ctr (G)	6.750	08-15-15	BB	1,000	1,056,690

Rancho Santa Fe Community
Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)	6.700	09-01-30	BB	1,000	1,065,060

Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel Proj (G)	7.000	07-01-16	BBB+	950	970,938

Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs
Riverside County Ser 1993A	6.500	06-01-12	A+	1,000	1,116,020

Roseville Natural Gas Finance Auth,
Rev Asset Backed Bond	5.000	02-15-24	AA–	1,000	1,105,340

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	5,000	5,207,200

San Bernardino, County of,
Rev Cert of Part Cap Facil Proj Ser 1992B	6.875	08-01-24	AAA	350	464,513
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	8,750	9,633,925

San Bruno Park School District,
Gen Oblig Unltd Cap Apprec Ser 2000B	Zero	08-01-21	AAA	1,015	557,276
Gen Oblig Unltd Cap Apprec Ser 2000B	Zero	08-01-23	AAA	1,080	541,296

San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)	7.687	04-23-08	AAA	1,000	1,047,180
Rev Ref Cert of Part Inverse Floater (P)	7.687	04-22-09	AAA	400	434,456

San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-17	BB	1,600	942,576
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-18	BB	1,700	937,686
Rev Ref Tax Alloc City Heights
Proj Ser 1999A (G)	5.800	09-01-28	BB	1,395	1,444,285
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	1,000	1,033,890

San Diego Unified School District,
Gen Oblig Ref Election 1998
Ser 2006F-1	5.250	07-01-28	AAA	5,000	5,891,200
Gen Oblig Unltd Cap Apprec
Ser 1999A	Zero	07-01-21	AAA	2,500	1,377,375
Gen Oblig Unltd Election of 1998
Ser 2000B	5.000	07-01-25	AAA	2,450	2,553,831

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

Interest		Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

San Francisco City & County
Redevelopment Agency,
Rev Cmty Facil Dist No. 6 Mission
Ser 2001A (G)	6.000%	08-01-25	BB	$2,500	$2,618,825
Rev Spec Tax Cmnty Facil Dist No.
6 Ser 2005A (G)	5.150	08-01-35	BB	1,250	1,279,113

San Francisco, City of,
Rev Bay Area Rapid Tran Dist Sales Tax	5.000	07-01-31	AAA	10,500	11,161,710

San Francisco State
Building Auth,
Rev Ref Lease Dept of Gen Serv
Ser 1993A	5.000	10-01-13	A	2,145	2,248,904

San Joaquin Hills Transportation
Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A	5.750	01-15-21	BB–	5,000	5,336,150
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,838,900
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,522,870

San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)	6.000	08-01-31	AA	1,305	1,392,396

San Mateo County Joint
Power Auth,
Rev Ref Lease Cap Proj Prog	5.000	07-01-21	AAA	1,815	2,011,528

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	1,790	2,177,213
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-24	AAA	10,000	12,615,800
Rev Ref Mainplace Proj
Ser 1998D (G)	5.600	09-01-19	BBB–	1,000	1,092,110

Santa Clara County
Financing Auth,
Rev Ref Lease Multiple Facil
Projs Ser 2000B	5.500	05-15-17	AAA	6,000	6,379,260

Santa Clara, County of,
General Obligation Unltd	5.250	09-01-24	AAA	2,500	2,890,725

Santa Fe Springs Community
Development Commission,
Rev Tax Alloc Cap Apprec Cons
Redev Proj Ser 2006A	Zero	09-01-20	AAA	1,275	725,195

Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No. 99 1 (G)	6.000	09-01-30	BB+	500	535,215

Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area
No. 1 (G)	6.375	09-01-30	BB	1,495	1,511,161

Southern California Public Power Auth,
Rev Ref Southern Transm Proj	Zero	07-01-13	AAA	4,400	3,444,100

Tobacco Securitization Auth of
Northern California,
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	AAA	1,000	1,070,260

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr
Ser 2001A	5.500%	06-01-31	A+	$2,000	$2,115,600

Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1	6.375	09-01-35	AAA	1,000	1,061,010

Vallejo Sanitation and Flood
Control District,
Rev Ref Cert of Part	5.000	07-01-19	AAA	2,500	2,767,225

West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj	6.000	09-01-22	AA	3,000	3,528,000
Puerto Rico 9.98%					33,821,998

Puerto Rico Aqueduct &
Sewer Auth,
Rev Inverse Floater (Gtd) (P)	8.022	07-01-11	AAA	7,500	8,827,200

Puerto Rico Highway &
Transportation Auth,
Rev Ref Ser 1996Z	6.250	07-01-14	AAA	3,250	3,787,453
Rev Ref Ser 1998A	5.000	07-01-38	AAA	5,000	5,138,300

Puerto Rico Ind’l, Tourist, Ed’l,
Med & Environmental Control
Facilities Financing Auth,
Rev Hosp de La Concepcion Ser 2000A	6.500	11-15-20	AA	500	549,200

Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E	5.700	08-01-25	Aaa	2,500	2,643,025

Puerto Rico, Commonwealth of,
Gen Oblig Unltd	6.500	07-01-15	BBB	6,000	7,087,320
Gen Oblig Unltd Ser 975 (P)	6.130	07-01-18	Aaa	5,000	5,789,500

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.04%			$142,000
(Cost $142,000)
Joint Repurchase Agreement 0.04%			142,000

Investment in a joint repurchase agreement transaction
with Cantor Fitzgerald LP — Dated 2-28-07, due 3-1-07
(Secured by U.S. Treasury Inflation Indexed Notes 1.875%
due 7-15-13 and 2.000% due 7-15-14).
Maturity value: $142,021	5.270%	$142	142,000

Total investments (Cost $308,207,087) 98.94%			$335,407,035

Other assets and liabilities, net 1.06%			$3,588,300

Total net assets 100.00%			$338,995,335

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

( P) Represents rate in effect on February 28, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $308,207,087)	$335,407,035
Cash	925
Receivable for shares sold	178,330
Interest receivable	3,979,181
Other assets	94,666
Total assets	339,660,137

Liabilities

Payable for shares repurchased	299,067
Dividends payable	38,516
Payable to affiliates
Management fees	141,444
Distribution and service fees	10,343
Other	21,392
Other payables and accrued expenses	154,040
Total liabilities	664,802

Net assets

Capital paid-in	311,362,497
Accumulated net realized gain on investments	174,556
Net unrealized appreciation of investments	27,199,948
Accumulated net investment income	258,334
Net assets	$338,995,335

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($309,621,344 ÷ 28,111,094 shares)	$11.01
Class B ($19,284,502 ÷ 1,750,799 shares)	$11.01
Class C ($10,089,489 ÷ 916,120 shares)	$11.01

Maximum offering price per share

Class A1 ($11.01 ÷ 95.5%)	$11.53

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 2-28-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,589,160
Total investment income	8,589,160

Expenses

Investment management fees (Note 2)	900,344
Distribution and service fees (Note 2)	373,319
Transfer agent fees (Note 2)	67,585
Accounting and legal services fees (Note 2)	23,245
Compliance fees	4,210
Custodian fees	42,440
Professional fees	22,043
Printing	11,411
Blue sky fees	7,560
Trustees’ fees	6,938
Miscellaneous	9,010
Total expenses	1,468,105
Less expense reductions (Note 2)	(72)
Net expenses	1,468,033
Net investment income	7,121,127

Realized and unrealized gain

Net realized gain on investments	1,688,767
Change in net unrealized appreciation (depreciation) of investments	675,586
Net realized gain on investments	2,364,353
Increase in net assets from operations	$9,485,480

[1] Semiannual period from 9-1-06 through 2-28-07.

See notes to financial statements

California Tax-Free Income Fund

S T N E M E T A T S

L A C I N A N I F

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-06	2-28-07[1]

Increase (decrease) in net assets
From operations
Net investment income	$14,766,240	$7,121,127
Net realized gain	2,994,563	1,688,767
Change in net unrealized appreciation (depreciation)	(7,884,136)	675,586
Increase in net assets resulting from operations	9,876,667	9,485,480
Distributions to shareholders
From net investment income
Class A	(13,401,500)	(6,384,203)
Class B	(1,031,238)	(370,765)
Class C	(257,800)	(146,704)
	(14,690,538)	(6,901,672)
From Fund share transactions	(12,939,321)	8,537,092

Net assets
Beginning of period	345,627,627	327,874,435
End of period[2]	$327,874,435	$338,995,335

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

2 Includes accumulated net investment income of $38,879 and $258,334, respectively.

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	2-28-07[3]

Per share operating performance
Net asset value,
beginning of period	$11.11	$11.06	$10.60	$10.91	$11.08	$10.93
Net investment income[4]	0.54	0.53	0.52	0.51	0.49	0.23
Net realized and unrealized
gain (loss) on investments	(0.06)	(0.47)	0.30	0.16	(0.15)	0.08
Total from investment operations	0.48	0.06	0.82	0.67	0.34	0.31
Less distributions
From net investment income	(0.53)	(0.52)	(0.51)	(0.50)	(0.49)	(0.23)
Net asset value, end of period	$11.06	$10.60	$10.91	$11.08	$10.93	$11.01
Total return[5] (%)	4.52[6]	0.48	7.84	6.24	3.19[6]	2.90[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$347	$308	$308	$306	$296	$310
Ratio of net expenses to average
net assets (%)	0.84	0.84	0.83	0.86	0.82	0.82[8]
Ratio of gross expenses to average
net assets (%)	0.84[9]	0.84	0.83	0.86	0.82[9]	0.82[9]
Ratio of net investment income
to average net assets (%)	4.95	4.79	4.72	4.59	4.53	4.42[8]
Portfolio turnover (%)	15	18	21	13	33	22[7]

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	2-28-07[3]

Per share operating performance
Net asset value,
beginning of period	$11.11	$11.06	$10.60	$10.91	$11.08	$10.93
Net investment income[4]	0.45	0.44	0.42	0.41	0.40	0.19
Net realized and unrealized
gain (loss) on investments	(0.06)	(0.47)	0.31	0.16	(0.15)	0.08
Total from investment operations	0.39	(0.03)	0.73	0.57	0.25	0.27
Less distributions
From net investment income	(0.44)	(0.43)	(0.42)	(0.40)	(0.40)	(0.19)
Net asset value, end of period	$11.06	$10.60	$10.91	$11.08	$10.93	$11.01
Total return[5] (%)	3.67[6]	(0.37)	6.93	5.35	2.32[6]	2.46[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$65	$55	$43	$32	$24	$19
Ratio of net expenses to average
net assets (%)	1.65	1.69	1.69	1.71	1.67	1.67[8]
Ratio of gross expenses to average
net assets (%)	1.69[9]	1.69	1.69	1.71	1.67[9]	1.67[9]
Ratio of net investment income
to average net assets (%)	4.14	3.95	3.87	3.75	3.68	3.56[8]
Portfolio turnover (%)	15	18	21	13	33	22[7]

See notes to financial statements

California Tax-Free Income Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-02[1,2]	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	2-28-07[3]

Per share operating performance
Net asset value,
beginning of period	$11.11	$11.06	$10.60	$10.91	$11.08	$10.93
Net investment income[4]	0.45	0.43	0.42	0.41	0.40	0.19
Net realized and unrealized
gain (loss) on investments	(0.06)	(0.47)	0.31	0.16	(0.15)	0.08
Total from investment operations	0.39	(0.04)	0.73	0.57	0.25	0.27
Less distributions
From net investment income	(0.44)	(0.42)	(0.42)	(0.40)	(0.40)	(0.19)
Net asset value, end of period	$11.06	$10.60	$10.91	$11.08	$10.93	$11.01
Total return[5] (%)	3.64[6]	(0.37)	6.93	5.35	2.32[6]	2.46[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$8	$9	$7	$7	$8	$10
Ratio of net expenses to average
net assets (%)	1.69	1.69	1.69	1.71	1.67	1.67[8]
Ratio of gross expenses to average
net assets (%)	1.69[9]	1.69	1.69	1.71	1.67[9]	1.67[9]
Ratio of net investment income
to average net assets (%)	4.10	3.93	3.87	3.74	3.68	3.56[8]
Portfolio turnover (%)	15	18	21	13	33	22[7]

1 Audited by previous auditor.

2 As required, effective 9-1-01, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.88%, 4.07% and 4.03%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

3 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

California Tax-Free Income Fund

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock California Tax-Free Income Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the “SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchases.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value

California Tax-Free Income Fund

of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,072,410 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gains distributions will be made. The loss carryforward expires as follows: August 31, 2011 — $481,714 and August 31, 2012 — $590,696.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than February 28, 2008.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $94,280 and exempt income $14,596,258. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax

California Tax-Free Income Fund

basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $72, which had no impact on the Fund’s ratio of expenses to average net assets, for the period ended February 28, 2007. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$223,000
Class B	107,552
Class C	42,767
Total	$373,319

Class A shares are assessed up-front sales charges. During the period ended February 28, 2007, JH Funds received net up-front sales charges of $107,030 with regard to sales of Class A shares. Of this amount, $13,944 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $92,298 was paid as sales commissions to unrelated broker-dealers and $788 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining

California Tax-Free Income Fund

rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, CDSCs received by JH Funds amounted to $26,470 for Class B shares and $397 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $23,245. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

California Tax-Free Income Fund

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-06		Period ended 2-28-07[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	2,004,815	$21,719,304	1,936,808	$21,211,428
Distributions reinvested	679,611	7,377,136	319,922	3,511,456
Repurchased	(3,193,562)	(34,676,276)	(1,270,344)	(13,938,003)
Net increase (decrease)	(509,136)	($5,579,836)	986,386	$10,784,881

Class B shares
Sold	145,122	$1,582,348	44,676	$489,312
Distributions reinvested	50,615	549,557	18,119	198,871
Repurchased	(947,874)	(10,292,087)	(487,912)	(5,346,444)
Net decrease	(752,137)	($8,160,182)	(425,117)	($4,658,261)

Class C shares
Sold	156,607	$1,702,088	279,642	$3,067,792
Distributions reinvested	12,137	131,707	7,247	79,545
Repurchased	(95,189)	(1,033,098)	(67,040)	(736,865)
Net increase	73,555	$800,697	219,849	$2,410,472

Net increase (decrease)	(1,187,718)	($12,939,321)	781,118	$8,537,092

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $78,624,579 and $72,014,782, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes was $306,621,176. Gross unrealized appreciation and depreciation of investments aggregated $28,798,967 and $13,108, respectively, resulting in net unrealized appreciation of $28,785,859. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

California Tax-Free Income Fund

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock California Tax-Free Income Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock California Tax-Free Income Fund (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”) for the John Hancock California Tax-Free Income Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6,1 2006, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its, and certain of its affiliates’, profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal CA Index. The Board noted that, for the 3-, 5- and 10-year periods under review, the Fund’s performance was equal to or not appreciably lower than the performance of the Peer Group median, and was lower than the performance of the Category median and benchmark index. The Board viewed favorably that the more recent performance of the Fund for the 1-year period ended December 31, 2005 was higher than the performance of the Peer Group and Category medians and not appreciably lower than the benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was equal to or not appreciably higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*		Services, Inc.
Patti McGill Peterson*	Investment adviser	1 John Hancock Way,
Steven R. Pruchansky	John Hancock Advisers, LLC	Suite 1000
*Members of the Audit Committee	601 Congress Street	Boston, MA 02217-1000
†Non-Independent Trustee	Boston, MA 02210-2805

	Subadviser	Legal counsel
Officers	MFC Global Investment	Kirkpatrick & Lockhart
Keith F. Hartstein	Management (U.S.), LLC	Preston Gates Ellis LLP
President and	101 Huntington Avenue	1 Lincoln Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02110-2950
Thomas M. Kinzler
Secretary and	Principal distributor
Chief Legal Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530SA 2/07
4/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 28, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter.

(c)(2) Proxy Voting Policies and Procedures are attached.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 30, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 30, 2007